TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax components

	For the years ended December 31,
	2021	2020
	$	$
Current	139,932	–
Deferred	–	(42,777)
Total income tax expense (benefit)	139,932	(42,777)

Reconciliation of income tax expense

	For the years ended December 31,
	2021		2020
Taiwan (2020 - PRC) income tax statutory rate	20.00%		25.00%
Tax effect of non-deductible expense	(6.78)		–
Tax effect of stock-based compensation	(14.71)		–
Tax effect of non-taxable income	–		–
Tax effect of different tax rates in other jurisdictions	1.07		–
GILTI Tax impact	–		–
Changes in valuation allowance	(1.01%	)	(18.73%	)
Effective tax rate	(1.43%	)	6.27%

Schedule of deferred income taxes

	December 31, 2021	December 31, 2020
	$	$
Deferred tax assets
Tax loss carried forward	–	2,300
Allowance for doubtful receivables	–	–
Total deferred tax assets	–	2,300
Valuation allowance	–	–
Total deferred tax assets, net	–	2,300

Deferred tax liabilities
Property and equipment, difference in depreciation	–	–

Deferred tax liabilities, net	–	–

Movement in valuation allowance

	December 31, 2021	December 31, 2020
	$	$
Balance at beginning of the year	–	(304,418)
Additions of valuation allowance	95,844	–
Reductions of valuation allowance	–	304,418
Balance at the end of the year	95,844	–